Document and Entity Information	12 Months Ended
Jun. 30, 2017
Document And Entity Information
Entity Registrant Name	NIOCORP DEVELOPMENTS LTD
Entity Central Index Key	0001512228
Document Type	S-1
Trading Symbol	NIOBF
Document Period End Date	Jun. 30, 2017
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity Filer Category	Non-accelerated Filer